Segment Information - Accounts Receivable for Services (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Centuri
Segment Reporting Information [Line Items]
Accounts receivable for Centuri services	$ 18,830	$ 12,987